PROPERTY, PLANT AND EQUIPMENT (Schedule Of Property Plant And Equipment) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 92,751,385	$ 94,442,363
Accumulated depreciation	(33,862,836)	(39,315,011)
Total property, plant and equipment, net	58,888,549	55,127,352
Construction in progress	105,226,787	61,825,470
Prepayment for property, plant and equipment	2,697,413	15,139,101
Property, plant and equipment, net	166,812,749	132,091,923
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	41,669,081	34,131,032
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	41,102,242	52,467,764
Furniture, Fixtures, Office Equipment and Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 9,980,062	$ 7,843,567